Subsequent events - Vessel Sales (Details) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($) vessel	Jan. 31, 2024 USD ($) vessel	Mar. 22, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2020 vessel
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel					1
Principal repayments recognized in consolidated cash flow statements					$ 516,127	$ 79,502	$ 56,729
Number of vessels, purchase option exercised | vessel					18
Purchase option fees								$ 1,700	$ 1,200
2020 SPDBFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Purchase option fees					$ 800	800
2021 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Purchase option fees					1,200	1,200
Deposits held by lessor					1,000	1,000
2021 TSFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Purchase option fees					$ 900	900
Early repayment of borrowings | Handymax | STI Acton, STI Camden and STI Clapham | Prudential Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel			3
Principal repayments recognized in consolidated cash flow statements			$ 33,700
Debt drawdown | Handymax | STI Acton and STI Camden | 2023 $1.0 Billion Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Vessels pledged as security | vessel			2
Debt drawdown | MR | STI Jardins, STI San Telmo, STI Soho and STI Osceola | 2023 $1.0 Billion Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Vessels pledged as security | vessel			4
Vessels
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of vessels						$ 607,700
Number of vessels | vessel					111	113
Vessels | MR
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel							13			13
Vessels | Sale of property, plant and equipment | STI Tribeca
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of vessels			$ 39,100
Vessels | Sale of property, plant and equipment | MR | STI Larvotto
Disclosure of non-adjusting events after reporting period [line items]
Sale of ships, gross sales price	$ 36,150
Vessels | Sale of property, plant and equipment | MR | STI Le Rocher
Disclosure of non-adjusting events after reporting period [line items]
Sale of ships, gross sales price	$ 36,150
Vessels | Lease option to purchase option exercised | 2022 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Deposits held by lessor			1,200
Vessels | Lease option to purchase option exercised | Forecast | 2021 CMBFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Purchase option fees				$ 700
Vessels | Lease option to purchase option exercised | Forecast | 2022 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements		$ 102,400		$ 102,400
Number of vessels, purchase option exercised | vessel		4		4
Purchase option fees		$ 1,500		$ 1,500
Deposits held by lessor		$ 1,200
Vessels | Lease option to purchase option exercised | Handymax | STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Forecast | 2021 CMBFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, purchase option exercised | vessel				4
Vessels | Lease option to purchase option exercised | MR | Forecast | 2021 CMBFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements				$ 61,100
Vessels | Lease option to purchase option exercised | MR | STI Jardins and STI San Telmo | 2020 SPDBFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements			$ 38,300
Number of vessels, purchase option exercised | vessel			2
Purchase option fees			$ 800
Deposits held by lessor			1,400
Vessels | Lease option to purchase option exercised | MR | STI Soho, STI Osceola and STI Memphis | 2021 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements			$ 77,400
Number of vessels, purchase option exercised | vessel			3
Purchase option fees			$ 1,200
Deposits held by lessor			1,000
Vessels | Lease option to purchase option exercised | MR | STI Topaz, STI Garnet and STI Onyx | BCFL Lease Financing (MRs)
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements			$ 21,700
Number of vessels, purchase option exercised | vessel			3
Vessels | Lease option to purchase option exercised | MR | STI Black Hawk, STI Notting Hill and STI Pontiac | Forecast | 2021 TSFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements				$ 45,600
Number of vessels, purchase option exercised | vessel				3
Purchase option fees				$ 900
Vessels | Lease option to purchase option exercised | MR | STI Westminster | Forecast | 2021 CMBFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, purchase option exercised | vessel				1
Vessels | Lease option to purchase option exercised | MR | STI Gramercy and STI Queens | Forecast | 2022 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, purchase option exercised | vessel		2		2
Vessels | Lease option to purchase option exercised | LR2 | STI Lombard | 2021 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, purchase option exercised | vessel			1
Vessels | Lease option to purchase option exercised | LR2 | STI Oxford and STI Selatar | Forecast | 2022 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, purchase option exercised | vessel		2		2
Vessels | Lease option to purchase option exercised | MR and LR2 | STI Soho, STI Osceola and STI Memphis | 2021 AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements			$ 77,400
Purchase option fees			1,200
Deposits held by lessor			1,000
Vessels | Debt drawdown | 2023 $1.0 Billion Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Drawdowns			$ 99,000